STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Banks - 6.0%
Cullen/Frost Bankers	17,377		1,458,104
Essent Group	27,196		1,192,817
First Bancorp	45,418		360,619
First Interstate BancSystem, Cl. A	7,542		286,973
First Merchants	8,706		290,084
First Republic Bank	531		68,796
SVB Financial Group	5,017	[a]	1,730,163
Synovus Financial	11,528		363,939
TCF Financial	16,891		567,538
			6,319,033
Capital Goods - 8.3%
AerCap Holdings	4,634	[a]	170,346
Aerojet Rocketdyne Holdings	11,756	[a]	440,027
AMETEK	712		84,393
Array Technologies	3,115	[a]	141,982
Builders FirstSource	12,016	[a]	449,519
CNH Industrial	41,301	[a]	449,355
Construction Partners, Cl. A	12,419	[a]	326,620
Curtiss-Wright	11,389		1,312,696
Energy Recovery	11,457	[a,b]	122,246
Graco	1,472		99,713
GrafTech International	8,847		69,891
Kornit Digital	5,644	[a]	476,184
Masco	1,335		71,649
Masonite International	3,962	[a]	396,398
Maxar Technologies	11,741		326,517
Mercury Systems	6,543	[a]	465,992
Novus Capital	10,340	[a,b]	132,352
Owens Corning	5,993		436,710
Proto Labs	594	[a,b]	82,067
Quanta Services	6,690		457,195
Rexnord	10,322		387,178
Ribbit LEAP	1,400	[a]	17,500
Roper Technologies	518		221,186
SiteOne Landscape Supply	1,047	[a]	144,591
The AZEK Company	2,918	[a]	104,231
The Greenbrier Companies	23,019		768,144
Valmont Industries	3,258		530,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 8.3% (continued)
Virgin Galactic Holdings	3,568	[a,b]	94,945
			8,780,616
Commercial & Professional Services - 6.2%
ADT	46,579		361,919
Clarivate	104,082	[a]	2,856,010
Clean Harbors	4,822	[a]	348,968
CoreLogic	14,962		1,159,555
CoStar Group	255	[a]	232,195
Covanta Holding	37,133		460,449
Equifax	3,215		536,584
The Brink's Company	6,058		406,492
Waste Connections	2,129		221,373
			6,583,545
Consumer Durables & Apparel - 2.9%
Callaway Golf	1,639	[a]	34,829
Hasbro	5,208		484,500
KB Home	11,353		399,626
Lululemon Athletica	1,169	[a]	432,787
Peloton Interactive, Cl. A	5,652	[a]	657,610
Skechers U.S.A, CI. A	15,146	[a]	506,937
Taylor Morrison Home	11,954	[a]	302,197
YETI Holdings	3,553	[a]	224,443
			3,042,929
Consumer Services - 4.1%
Bloomin‘ Brands	15,011	[a]	262,693
Chegg	969	[a,b]	75,514
Cracker Barrel Old Country Store	1,404	[a]	195,970
DraftKings, Cl. A	3,748	[a,b]	196,245
Grand Canyon Education	10,563	[a]	881,694
Norwegian Cruise Line Holdings	18,457	[a,b]	422,112
OneSpaWorld Holdings	5,303	[a]	46,879
Planet Fitness, Cl. A	8,507	[a]	620,586
Service Corp. International	32,487		1,580,168
Wynn Resorts	1,137	[a,b]	114,269
			4,396,130
Diversified Financials - 2.6%
Ares Management, Cl. A	2,504		112,805
LPL Financial Holdings	2,789		253,158
PJT Partners, Cl. A	15,796		1,094,347
PRA Group	13,830	[a]	575,743
Tradeweb Markets, Cl. A	1,433		85,478
Voya Financial	10,365		597,335
			2,718,866

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - .9%
Cactus, Cl. A	6,650		154,280
CNX Resources	45,268	[a]	425,972
Parsley Energy, Cl. A	19,063		238,859
PBF Energy, Cl. A	19,473	[a,b]	141,374
			960,485
Food & Staples Retailing - 1.1%
Casey's General Stores	5,092		925,115
Grocery Outlet Holding	6,803	[a]	262,732
			1,187,847
Food, Beverage & Tobacco - 2.1%
Calavo Growers	3,353		240,175
Darling Ingredients	6,814	[a]	328,980
Freshpet	4,173	[a]	571,200
Ingredion	5,163		398,325
J&J Snack Foods	4,662		677,808
			2,216,488
Health Care Equipment & Services - 10.4%
1Life Healthcare	10,880	[a,b]	357,626
ABIOMED	919	[a]	251,898
Acadia Healthcare	13,450	[a,b]	570,953
Accolade	343	[a,b]	17,805
AdaptHealth	20,086	[a]	599,768
Align Technology	973	[a]	468,295
Amedisys	3,629	[a]	888,343
American Well, Cl. A	280	[a,b]	7,431
AtriCure	3,261	[a]	141,788
Boston Scientific	3,965	[a]	131,440
Centene	2,945	[a]	181,559
DexCom	1,315	[a]	420,379
Encompass Health	28,800		2,320,704
Evolent Health, Cl. A	8,610	[a,b]	125,103
Health Catalyst	4,022	[a]	143,384
Insulet	558	[a]	143,802
iRhythm Technologies	1,968	[a,b]	481,196
Molina Healthcare	4,903	[a]	1,000,849
Nevro	939	[a]	151,414
Oak Street Health	83	[a]	3,915
Omnicell	13,070	[a]	1,370,390
Outset Medical	19	[a]	1,216
Tabula Rasa HealthCare	12,185	[a,b]	419,895
Teladoc Health	3,024	[a,b]	601,081
Teleflex	394		150,804
TransMedics Group	4,729	[a]	70,320
			11,021,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Household & Personal Products - .6%
Inter Parfums	12,711	[a]	690,334
Insurance - 1.5%
BRP Group, Cl. A	5,880	[a]	173,166
Markel	133	[a]	129,519
Palomar Holdings	5,024	[a]	332,086
Reinsurance Group of America	4,675		538,934
The Hanover Insurance Group	3,638		408,729
			1,582,434
Materials - 4.7%
Alamos Gold, Cl. A	9,555		79,020
AptarGroup	7,885		996,033
Cabot	4,768		197,443
Constellium	13,261	[a]	167,619
Crown Holdings	5,097	[a]	480,392
Eagle Materials	3,780	[a]	343,942
FMC	6,483		752,093
Kinross Gold	65,314		466,342
Louisiana-Pacific	12,037		412,027
Newmont	4,959		291,688
The Mosaic Company	28,022		615,363
Vulcan Materials	925		129,176
			4,931,138
Media & Entertainment - 1.6%
Cardlytics	4,176	[a,b]	495,608
EverQuote, Cl. A	10,679	[a]	402,171
Liberty Media Corp-Liberty Formula One, Cl. C	3,699	[a]	154,544
Live Nation Entertainment	1,643	[a,b]	107,863
Spotify Technology	823	[a]	239,798
Twitter	5,588	[a]	259,898
			1,659,882
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
10X Genomics, CI. A	2,794	[a]	427,789
Acceleron Pharma	1,353	[a,b]	159,749
Adaptive Biotechnologies	2,006	[a]	96,729
Aerie Pharmaceuticals	8,536	[a,b]	105,932
Alkermes	6,925	[a]	126,451
Amicus Therapeutics	6,444	[a]	147,503
Arena Pharmaceuticals	3,441	[a]	226,659
Ascendis Pharma, ADR	556	[a,b]	93,814
AVROBIO	4,343	[a,b]	59,803
Beam Therapeutics	2,824	[a,b]	141,200
Biohaven Pharmaceutical Holding	3,546	[a,b]	315,417
BioMarin Pharmaceutical	1,325	[a]	104,278

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.4% (continued)
Blueprint Medicines	675	[a]	72,954
CareDx	2,034	[a]	116,284
Crinetics Pharmaceuticals	7,072	[a]	94,553
Denali Therapeutics	2,934	[a,b]	178,886
Dyne Therapeutics	3,271	[a]	65,943
FibroGen	4,907	[a,b]	202,708
Generation Bio	2,506	[a,b]	120,839
GW Pharmaceuticals, ADR	3,343	[a,b]	468,287
Horizon Therapeutics	2,444	[a]	172,131
Illumina	526	[a]	169,419
Iovance Biotherapeutics	3,942	[a]	152,989
MeiraGTx Holdings	2,958	[a]	41,767
NanoString Technologies	3,887	[a,b]	192,951
Natera	3,060	[a]	270,106
NeoGenomics	3,915	[a]	186,276
Neurocrine Biosciences	5,353	[a]	508,214
Pacific Biosciences of California	12,799	[a]	202,352
Passage Bio	3,978	[a]	81,589
Pliant Therapeutics	2,124	[a,b]	58,452
PTC Therapeutics	2,976	[a]	186,208
Quanterix	5,465	[a]	236,033
Sarepta Therapeutics	4,144	[a]	583,724
Syneos Health	8,492	[a]	559,113
Twist Bioscience	4,034	[a,b]	450,759
Ultragenyx Pharmaceutical	3,887	[a,b]	460,765
uniQure	3,555	[a]	170,924
Veracyte	2,205	[a,b]	120,195
Viatris	15,843	[a]	266,479
Voyager Therapeutics	5,039	[a]	41,924
Xenon Pharmaceuticals	11,835	[a]	140,718
Zogenix	13,186	[a,b]	282,576
			8,861,442
Real Estate - 5.7%
Americold Realty Trust	47,008	[b,c]	1,604,383
Colliers International Group	5,619	[a]	501,159
CoreSite Realty	4,248	[c]	532,657
Equinix	191	[c]	133,278
Physicians Realty Trust	59,980	[c]	1,040,653
Redfin	8,815	[a]	422,150
Sunstone Hotel Investors	81,621	[a,c]	857,021
Urban Edge Properties	69,278	[a,c]	899,228
			5,990,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Retailing - 1.5%
Expedia Group	707	[a]	88,014
National Vision Holdings	8,300	[a,b]	355,323
Ollie's Bargain Outlet Holdings	6,930	[a,b]	610,256
Ross Stores	2,101	[a]	225,900
Stitch Fix, Cl. A	8,635	[a,b]	349,718
			1,629,211
Semiconductors & Semiconductor Equipment - 2.5%
First Solar	7,789	[a]	727,726
MKS Instruments	1,839		253,745
NVIDIA	234		125,438
ON Semiconductor	24,445	[a]	702,794
Power Integrations	2,989		213,385
Semtech	3,961	[a]	267,249
Skyworks Solutions	2,607		368,030
			2,658,367
Software & Services - 17.5%
Amdocs	16,797		1,105,411
Bill.com Holdings	668	[a]	81,970
CACI International, Cl. A	6,975	[a]	1,655,098
Cloudera	49,917	[a,b]	583,031
DocuSign	1,746	[a]	397,879
Euronet Worldwide	5,350	[a]	719,254
Everbridge	6,792	[a,b]	862,177
Fidelity National Information Services	911		135,202
HubSpot	1,783	[a]	703,090
Jack Henry & Associates	7,319		1,177,334
MAXIMUS	16,989		1,219,980
Medallia	31,962	[a,b]	1,118,350
Mimecast	4,764	[a]	214,285
nCino	1,782	[a,b]	145,215
Nuance Communications	33,828	[a,b]	1,459,002
Proofpoint	8,092	[a]	837,441
Q2 Holdings	2,908	[a,b]	329,680
Rapid7	6,045	[a,b]	453,012
ServiceNow	808	[a]	431,916
Shift4 Payments, Cl. A	3,430	[a]	211,391
Shopify, Cl. A	371	[a]	404,531
Slack Technologies, Cl. A	20,748	[a]	889,674
Splunk	1,908	[a]	389,575
Square, Cl. A	3,403	[a]	717,897
SS&C Technologies Holdings	1,685		116,080
Twilio, Cl. A	4,624	[a]	1,480,096
Zendesk	3,904	[a]	521,184

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Software & Services - 17.5% (continued)
Zoom Video Communications, CI. A		345	[a]	165,034
				18,524,789
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A		1,309		171,230
Ciena		18,786	[a]	841,613
Cognex		877		65,898
Dolby Laboratories, Cl. A		19,438		1,719,291
FLIR Systems		46,849		1,791,506
Littelfuse		504		121,227
Lumentum Holdings		4,763	[a]	411,428
NETGEAR		2,499	[a]	79,493
nLight		5,651	[a]	169,643
Trimble		1,659	[a]	99,324
Western Digital		11,123	[a]	499,200
Zebra Technologies, Cl. A		239	[a]	90,442
				6,060,295
Telecommunication Services - .7%
Bandwidth, Cl. A		4,872	[a,b]	739,472
Transportation - 1.9%
Knight-Swift Transportation Holdings		11,922		492,259
Marten Transport		7,088		124,961
SkyWest		32,068	[a]	1,376,679
				1,993,899
Utilities - 1.5%
Clearway Energy, Cl. C		20,649		604,396
NextEra Energy Partners		8,045		510,616
PPL		18,141		515,567
				1,630,579
Total Common Stocks (cost $64,979,086)				104,179,668

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 Growth ETF (cost $287,544)		1,169	[b]	306,968
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,201,909)	0.10	1,201,909	[d]	1,201,909

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,754,809)	0.10	2,754,809	[d]	2,754,809
Total Investments (cost $69,223,348)		102.4%		108,443,354
Liabilities, Less Cash and Receivables		(2.4%)		(2,572,415)
Net Assets		100.0%		105,870,939

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $15,806,701 and the value of the collateral was $16,230,063, consisting of cash collateral of $2,754,809 and U.S. Government & Agency securities valued at $13,475,254.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	104,179,668	-	-	104,179,668
Exchange-Traded Funds	306,968	-	-	306,968
Investment Companies	3,956,718	-	-	3,956,718

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2020, accumulated net unrealized appreciation on investments was $39,220,006, consisting of $41,490,453 gross unrealized appreciation and $2,270,447 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.